American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
May 31, 2022

Avantis® International Large Cap Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 7.3%
ASX Ltd.	1,224	70,762
Aurizon Holdings Ltd.	32,138	92,581
Australia & New Zealand Banking Group Ltd.	9,150	164,024
BHP Group Ltd., ADR	13,569	958,786
BlueScope Steel Ltd.	7,958	103,190
Brambles Ltd.	6,174	48,117
Challenger Ltd.	5,471	28,295
Coles Group Ltd.	5,227	65,587
Evolution Mining Ltd.	32,446	88,537
Fortescue Metals Group Ltd.	11,118	160,511
Harvey Norman Holdings Ltd.	8,612	26,975
Mineral Resources Ltd.	1,236	56,275
National Australia Bank Ltd.	10,142	227,373
Newcrest Mining Ltd. (Sydney)	6,340	111,171
Orica Ltd.	1,115	12,918
OZ Minerals Ltd.	5,595	96,078
Rio Tinto Ltd.	1,372	112,253
Santos Ltd.	28,540	166,097
Seven Group Holdings Ltd.	66	888
South32 Ltd.	46,027	161,931
Telstra Corp. Ltd.	20,669	57,456
Westpac Banking Corp.	16,879	289,153
Whitehaven Coal Ltd.	21,758	81,988
Woodside Energy Group Ltd.	10,777	227,355
		3,408,301
Austria — 0.2%
BAWAG Group AG(1)	247	12,638
Erste Group Bank AG	198	6,182
OMV AG	481	28,101
Raiffeisen Bank International AG	798	10,613
Telekom Austria AG(1)	222	1,557
UNIQA Insurance Group AG	1,520	12,514
Vienna Insurance Group AG Wiener Versicherung Gruppe	96	2,311
voestalpine AG	176	5,167
		79,083
Belgium — 1.1%
Ageas SA/NV	1,685	84,804
Bekaert SA	400	16,156
Cie d'Entreprises CFE(1)	146	16,266
Etablissements Franz Colruyt NV	699	22,689
Euronav NV	653	8,355
KBC Ancora	802	36,253
KBC Group NV	1,379	86,200
Melexis NV	173	15,010
Proximus SADP	2,154	37,148
Solvay SA	657	64,186
UCB SA	726	64,053

Umicore SA	1,981	87,947
		539,067
Canada — 11.9%
Agnico Eagle Mines Ltd.	2,620	138,866
ARC Resources Ltd.	12,881	194,002
Bank of Montreal	3,211	349,292
Bank of Nova Scotia	4,353	295,213
Barrick Gold Corp. (Toronto)(2)	6,141	125,796
Brookfield Renewable Corp., Class A	1,614	58,136
Canadian Imperial Bank of Commerce	6,208	341,505
Canadian Natural Resources Ltd.	7,118	471,082
Canadian Tire Corp. Ltd., Class A	810	111,287
Cenovus Energy, Inc.	12,506	289,897
Empire Co. Ltd., Class A	1,828	59,905
First Quantum Minerals Ltd.	6,981	202,114
Great-West Lifeco, Inc.	1,828	50,164
iA Financial Corp., Inc.	248	12,878
Imperial Oil Ltd.	2,426	132,880
Kinross Gold Corp.	14,257	64,023
Loblaw Cos. Ltd.	1,520	140,229
Lundin Mining Corp.	8,966	79,818
Magna International, Inc.	2,642	171,447
Manulife Financial Corp.	12,479	231,160
National Bank of Canada	2,728	209,380
Northland Power, Inc.	2,943	89,254
Onex Corp.	919	54,834
Rogers Communications, Inc., Class B	1,831	93,906
Royal Bank of Canada	4,149	433,548
Suncor Energy, Inc.	11,097	446,477
Teck Resources Ltd., Class B	6,928	287,231
Tourmaline Oil Corp.	4,479	276,492
West Fraser Timber Co. Ltd.	1,704	157,218
		5,568,034
Denmark — 0.6%
AP Moller - Maersk A/S, A Shares	2	5,773
AP Moller - Maersk A/S, B Shares	20	58,608
Novo Nordisk A/S, ADR	1,944	214,617
Vestas Wind Systems A/S	685	17,496
		296,494
Finland — 1.0%
Kesko Oyj, B Shares	2,270	56,834
Kone Oyj, B Shares	1,149	58,676
Metsa Board Oyj	1,331	13,912
Neste Oyj	1,407	64,627
Nokia Oyj, ADR	4,294	21,513
Sampo Oyj, A Shares	823	37,227
Stora Enso Oyj, R Shares	6,325	122,692
UPM-Kymmene Oyj	3,179	112,912
		488,393
France — 9.0%
ALD SA	1,821	25,293
ArcelorMittal SA	6,073	196,462
Arkema SA	897	108,599
AXA SA	11,637	294,438
BioMerieux	499	52,500

BNP Paribas SA(2)	548	31,365
Bouygues SA	3,269	112,887
Carrefour SA(2)	7,353	150,818
Cie de Saint-Gobain	4,213	249,721
Cie Generale des Etablissements Michelin SCA	1,388	180,952
Dassault Aviation SA	426	72,207
Eiffage SA	1,748	173,178
Eramet SA(1)	70	10,608
Eurazeo SE	690	53,297
Faurecia SE	2,049	57,004
Gaztransport Et Technigaz SA	530	69,508
Hermes International	96	114,783
Imerys SA	305	11,289
Ipsen SA	833	83,405
Kering SA	338	185,911
La Francaise des Jeux SAEM	1,048	38,232
Neoen SA(1)	742	31,030
Nexans SA	385	38,691
Orange SA, ADR	19,268	240,657
Renault SA(1)	360	9,930
SCOR SE	1,769	46,487
SES SA	8,612	82,259
Societe Generale SA	1,688	45,487
STMicroelectronics NV, (New York)	5,829	233,626
Teleperformance	18	5,976
Thales SA	1,414	172,670
TotalEnergies SE, ADR	10,047	590,764
Ubisoft Entertainment SA(1)	1,439	75,653
Valeo	3,528	78,408
Vinci SA	3,105	299,633
		4,223,728
Germany — 9.1%
adidas AG	1,001	198,866
Allianz SE	1,069	224,398
Aurubis AG	809	76,419
BASF SE	7,025	387,961
Bayerische Motoren Werke AG	2,304	200,169
Bayerische Motoren Werke AG, Preference Shares	396	31,070
Commerzbank AG(1)	19,388	169,081
Continental AG	442	33,960
Covestro AG	3,355	153,787
Daimler Truck Holding AG(1)	2,220	69,498
Deutsche Bank AG	18,360	205,265
Deutsche Boerse AG	1,350	226,885
Deutsche Lufthansa AG(1)	15,002	110,495
Deutsche Post AG	4,871	201,580
Deutsche Telekom AG	17,371	357,419
HeidelbergCement AG	1,768	103,257
HelloFresh SE(1)	1,880	70,202
KION Group AG	751	37,002
Knorr-Bremse AG	831	56,803
Mercedes-Benz Group AG	5,346	380,953
MTU Aero Engines AG	144	28,513
Rheinmetall AG	1,030	208,276

RWE AG	6,816	300,759
Schaeffler AG, Preference Shares	2,781	17,588
Sixt SE	307	41,463
Sixt SE, Preference Shares	380	30,053
Telefonica Deutschland Holding AG	23,914	76,110
VERBIO Vereinigte BioEnergie AG	453	24,481
Volkswagen AG	116	26,294
Volkswagen AG, Preference Shares	754	125,841
Wacker Chemie AG	398	71,429
		4,245,877
Hong Kong — 2.5%
AIA Group Ltd.	31,800	329,454
ASM Pacific Technology Ltd.	4,000	36,419
Atlas Corp.(2)	655	8,548
Bank of East Asia Ltd.	16,000	23,169
BOC Hong Kong Holdings Ltd.	18,000	69,164
CK Asset Holdings Ltd.	15,000	97,803
Hang Lung Properties Ltd.	15,000	28,032
Hang Seng Bank Ltd.	1,800	31,449
Henderson Land Development Co. Ltd.	10,000	42,373
Hongkong Land Holdings Ltd.	300	1,388
Jardine Matheson Holdings Ltd.	1,000	57,874
Kerry Properties Ltd.	5,000	12,959
Luk Fook Holdings International Ltd.	1,000	2,320
New World Development Co. Ltd.	18,000	68,501
NWS Holdings Ltd.	26,000	26,449
Pacific Basin Shipping Ltd.	115,000	59,980
Sino Land Co. Ltd.	4,000	5,663
SITC International Holdings Co. Ltd.	5,000	18,882
Sun Hung Kai Properties Ltd.	2,000	24,452
Swire Pacific Ltd., Class A	11,500	69,774
Swire Properties Ltd.	4,400	10,758
WH Group Ltd.	115,000	87,937
Xinyi Glass Holdings Ltd.	23,000	58,136
		1,171,484
Ireland — 0.4%
CRH PLC	2,973	122,704
Glanbia PLC	2,485	28,823
Smurfit Kappa Group PLC	726	29,349
		180,876
Israel — 0.7%
Bank Hapoalim BM	6,809	63,048
Bank Leumi Le-Israel BM	6,532	65,036
Check Point Software Technologies Ltd.(1)	175	21,889
First International Bank of Israel Ltd.	469	18,083
ICL Group Ltd.	4,162	46,494
Israel Discount Bank Ltd., A Shares	6,091	34,580
Mizrahi Tefahot Bank Ltd.	750	24,673
Strauss Group Ltd.	235	6,179
ZIM Integrated Shipping Services Ltd.(2)	430	27,378
		307,360
Italy — 2.7%
Atlantia SpA	1,718	41,650
Azimut Holding SpA(2)	2,378	50,956
Banca Generali SpA	174	6,097

Banca Popolare di Sondrio SCPA	12,650	51,549
Banco BPM SpA	4,797	16,756
BPER Banca	28,804	59,378
Brembo SpA	330	3,834
Brunello Cucinelli SpA	78	3,912
Buzzi Unicem SpA	2,228	43,466
CNH Industrial NV	9,877	147,634
De' Longhi SpA	6	146
Eni SpA, ADR(2)	10,070	305,121
ERG SpA	1,282	44,587
Leonardo SpA(1)	7,257	78,138
Poste Italiane SpA	810	8,774
Salvatore Ferragamo SpA(2)	956	16,721
Sesa SpA	214	29,500
Stellantis NV	7,270	109,073
Telecom Italia SpA/Milano	8,688	2,778
Telecom Italia SpA/Milano, Preference Shares	5,254	1,607
UniCredit SpA	19,060	223,481
		1,245,158
Japan — 19.6%
Aeon Co. Ltd.	4,500	82,139
Aeon Mall Co. Ltd.	900	10,866
AGC, Inc.	2,300	86,516
Air Water, Inc.	3,100	41,825
Aisin Corp.	2,300	75,301
Amada Co. Ltd.	6,100	48,873
Aozora Bank Ltd.	700	14,519
Asahi Kasei Corp.	12,500	100,994
Asics Corp.	600	10,303
Bridgestone Corp.	3,300	130,309
Brother Industries Ltd.	2,300	42,331
Canon Marketing Japan, Inc.	700	16,375
Capcom Co., Ltd.	2,200	61,930
Chugai Pharmaceutical Co. Ltd.	3,000	82,014
CyberAgent, Inc.	2,500	26,815
Dai-ichi Life Holdings, Inc.	8,200	169,434
Daito Trust Construction Co. Ltd.	800	70,659
Disco Corp.	200	53,997
Ebara Corp.	1,100	47,245
Electric Power Development Co. Ltd.	1,500	23,775
ENEOS Holdings, Inc.	35,000	140,902
FP Corp.	100	2,113
Fuji Electric Co. Ltd.	1,800	84,414
Fukuoka Financial Group, Inc.	2,200	37,892
Hakuhodo DY Holdings, Inc.	2,400	24,288
Haseko Corp.	3,500	41,752
Hino Motors Ltd.	4,000	22,362
Hitachi Construction Machinery Co. Ltd.	1,600	37,474
Hulic Co. Ltd.	5,900	48,142
Ibiden Co. Ltd.	1,800	65,251
Idemitsu Kosan Co. Ltd.	3,100	83,614
IHI Corp.	2,300	64,539
INPEX Corp.	12,100	155,255
Internet Initiative Japan, Inc.	100	3,670
Isuzu Motors Ltd.	5,500	64,546

ITOCHU Corp.	1,800	51,634
Iwatani Corp.	200	8,314
Japan Post Insurance Co. Ltd.	2,100	34,965
JFE Holdings, Inc.	7,100	87,345
JSR Corp.	2,200	69,401
JTEKT Corp.	200	1,524
Kajima Corp.	5,100	54,807
Kawasaki Heavy Industries Ltd.	2,000	39,222
KDDI Corp.	8,200	286,066
Komatsu Ltd.	1,800	44,753
Konami Holdings Corp.	100	6,767
Kuraray Co. Ltd.	4,800	40,091
Kurita Water Industries Ltd.	500	19,250
Lawson, Inc.	600	21,277
Lixil Corp.	2,300	43,759
Marubeni Corp.	16,700	175,071
Mazda Motor Corp.	8,400	71,369
MEIJI Holdings Co. Ltd.	900	44,344
MINEBEA MITSUMI, Inc.	1,400	25,973
Mitsubishi Chemical Holdings Corp.	12,100	72,090
Mitsubishi Corp.	7,000	241,584
Mitsubishi Gas Chemical Co., Inc.	2,100	33,998
Mitsubishi HC Capital, Inc.	8,000	38,200
Mitsubishi Heavy Industries Ltd.	4,000	152,625
Mitsubishi UFJ Financial Group, Inc., ADR	46,758	265,118
Mitsui & Co. Ltd.	9,500	238,626
Mitsui Chemicals, Inc.	3,000	73,441
MS&AD Insurance Group Holdings, Inc.	2,500	79,541
Nabtesco Corp.	2,000	47,375
NGK Insulators Ltd.	3,800	56,240
NGK Spark Plug Co. Ltd.	2,300	43,576
NH Foods Ltd.	2,300	70,104
Nihon Unisys Ltd.	400	8,739
Nintendo Co. Ltd.	400	178,595
NIPPON EXPRESS HOLDINGS, Inc.	1,100	63,894
Nippon Steel Corp.	9,200	160,325
Nippon Telegraph & Telephone Corp.	4,800	146,652
Nippon Yusen KK	2,200	181,865
Nissan Motor Co. Ltd.	600	2,332
Nitto Denko Corp.	1,300	94,170
NSK Ltd.	400	2,276
NTT Data Corp.	2,700	42,246
Obayashi Corp.	8,800	62,305
Oji Holdings Corp.	13,400	58,989
ORIX Corp., ADR	1,818	173,146
Panasonic Holdings Corp.	12,300	112,859
Rakuten Group, Inc.	6,600	36,897
Resona Holdings, Inc.	24,300	91,356
Rohto Pharmaceutical Co. Ltd.	600	15,362
Santen Pharmaceutical Co. Ltd.	3,000	24,193
Sanwa Holdings Corp.	2,300	22,035
SBI Holdings, Inc.	4,100	83,173
SCREEN Holdings Co. Ltd.	500	45,488
Seiko Epson Corp.	3,400	56,918

Sekisui Chemical Co. Ltd.	4,000	57,216
SG Holdings Co. Ltd.	2,900	52,296
Sharp Corp.	2,300	18,715
Shimizu Corp.	9,500	50,480
Shinko Electric Industries Co. Ltd.	800	29,096
Showa Denko KK	2,700	52,210
SoftBank Group Corp.	6,200	256,798
Sohgo Security Services Co. Ltd.	700	19,318
Sojitz Corp.	4,420	70,092
Sompo Holdings, Inc.	3,100	141,248
Sony Group Corp., ADR	3,768	354,456
Subaru Corp.	800	13,887
SUMCO Corp.	3,200	51,564
Sumitomo Chemical Co. Ltd.	18,000	74,404
Sumitomo Corp.	12,600	180,282
Sumitomo Electric Industries Ltd.	800	8,861
Sumitomo Heavy Industries Ltd.	2,300	54,219
Sumitomo Mitsui Financial Group, Inc., ADR	18,173	110,855
Sumitomo Rubber Industries Ltd.	2,300	20,955
Suntory Beverage & Food Ltd.	1,200	45,000
Suzuken Co. Ltd.	1,200	32,716
Taiyo Yuden Co. Ltd.	700	28,537
Takara Bio, Inc.	200	2,829
TDK Corp.	3,500	120,204
TIS, Inc.	2,200	57,369
Tobu Railway Co. Ltd.	600	13,455
Tokyo Electron Ltd.	100	45,838
Tokyo Tatemono Co. Ltd.	3,800	50,553
Toray Industries, Inc.	11,000	56,785
Tosoh Corp.	4,400	63,937
Toyota Boshoku Corp.	1,000	16,158
Toyota Motor Corp., ADR	1,526	253,881
Toyota Tsusho Corp.	2,300	87,795
Trend Micro, Inc.	2,100	123,461
USS Co. Ltd.	1,900	34,559
Yamada Holdings Co. Ltd.	9,800	34,602
Yamaha Motor Co. Ltd.	3,300	66,781
Yamato Holdings Co. Ltd.	3,400	58,802
Zenkoku Hosho Co. Ltd.	300	9,957
Zensho Holdings Co. Ltd.	2,300	53,052
Zeon Corp.	2,300	24,350
		9,172,272
Netherlands — 1.6%
Adyen NV(1)	31	48,009
Aegon NV, NY Shares	14,216	76,340
AerCap Holdings NV(1)	1,088	53,791
ASML Holding NV, NY Shares	442	254,720
ASR Nederland NV	469	21,355
BE Semiconductor Industries NV	12	734
ING Groep NV, ADR	5,906	66,856
JDE Peet's NV	659	19,284
Koninklijke Ahold Delhaize NV	3,214	88,627
Koninklijke KPN NV	19,052	69,349
NN Group NV	118	5,848

OCI NV(1)	717	25,176
		730,089
New Zealand — 0.1%
Auckland International Airport Ltd.(1)	2,466	11,990
Chorus Ltd.	4,150	19,265
Fletcher Building Ltd.	5,600	19,739
Spark New Zealand Ltd.	6,577	20,803
		71,797
Norway — 1.1%
Equinor ASA, ADR	9,099	342,668
Norsk Hydro ASA	13,283	106,586
SpareBank 1 SR-Bank ASA	1,088	13,888
Yara International ASA	955	49,516
		512,658
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	105,146	21,613
EDP Renovaveis SA	291	7,119
Galp Energia SGPS SA	6,501	84,878
Jeronimo Martins SGPS SA	294	6,010
		119,620
Singapore — 1.2%
City Developments Ltd.	4,900	29,483
DBS Group Holdings Ltd.	2,700	60,872
Golden Agri-Resources Ltd.	60,200	12,489
Oversea-Chinese Banking Corp. Ltd.	12,400	106,974
Singapore Airlines Ltd.(1)(2)	3,800	15,318
Singapore Exchange Ltd.	4,800	33,278
Singapore Technologies Engineering Ltd.	6,900	20,678
Singapore Telecommunications Ltd.	33,200	62,573
United Overseas Bank Ltd.	8,500	182,153
UOL Group Ltd.	7,000	37,944
Venture Corp. Ltd.	400	5,209
Yangzijiang Financial Holding Ltd.(1)	4,200	1,533
Yangzijiang Shipbuilding Holdings Ltd.	20,000	13,472
		581,976
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	1,252	35,501
Banco Bilbao Vizcaya Argentaria SA, ADR	20,366	111,402
Banco de Sabadell SA	6,874	6,166
Banco Santander SA, ADR	115,248	369,946
Industria de Diseno Textil SA	2,544	61,322
Repsol SA	29,333	470,688
Telefonica SA, ADR	63,806	339,448
		1,394,473
Sweden — 1.9%
Atlas Copco AB, A Shares(2)	5,484	61,545
Atlas Copco AB, B Shares	3,192	30,908
Atlas Copco AB, Class A(1)(2)	1,371	1,120
Atlas Copco AB, Class B(1)	798	652
Avanza Bank Holding AB	1,025	24,695
Axfood AB	572	16,793
Axfood AB BTA(1)	15	439
BillerudKorsnas AB(2)	1,641	22,167
Boliden AB	2,018	84,921
Bure Equity AB	491	13,136

Electrolux AB, Class B	1,479	22,997
Epiroc AB, A Shares	100	1,939
Epiroc AB, B Shares	59	992
H & M Hennes & Mauritz AB, B Shares(2)	1,526	21,063
Industrivarden AB, A Shares	90	2,335
Nordea Bank Abp	8,991	91,518
Nordnet AB publ	769	12,514
Saab AB, B Shares	712	30,292
Sandvik AB	278	5,714
Skandinaviska Enskilda Banken AB, A Shares	150	1,659
Skanska AB, B Shares	2,198	37,964
SSAB AB, A Shares	1,108	6,847
SSAB AB, B Shares	4,416	25,471
Svenska Handelsbanken AB, A Shares	4,212	41,509
Swedbank AB, A Shares	3,687	55,666
Telefonaktiebolaget LM Ericsson, ADR	8,606	69,536
Telia Co. AB	15,548	63,754
Trelleborg AB, B Shares	2,471	57,702
Volvo AB, A Shares	322	5,901
Volvo AB, B Shares	3,670	64,368
		876,117
Switzerland — 7.2%
Adecco Group AG(1)	1,533	59,762
ALSO Holding AG(1)	18	3,705
Baloise Holding AG	348	59,243
Barry Callebaut AG	18	39,529
Bucher Industries AG	67	24,947
Clariant AG(1)	228	4,370
DKSH Holding AG	443	37,028
Emmi AG	23	21,818
EMS-Chemie Holding AG	67	57,514
Forbo Holding AG	6	8,614
Georg Fischer AG	848	47,819
Inficon Holding AG	24	21,096
Julius Baer Group Ltd.	248	12,808
Kuehne + Nagel International AG	301	79,599
Logitech International SA	1,652	101,053
Novartis AG, ADR	9,379	852,926
OC Oerlikon Corp. AG	772	5,853
Partners Group Holding AG	123	132,345
Roche Holding AG	1,884	642,050
Roche Holding AG, Bearer Shares	98	38,306
Schindler Holding AG	147	29,499
Schindler Holding AG, Bearer Participation Certificate	267	54,932
SFS Group AG	247	28,036
Stadler Rail AG(2)	511	18,292
Sulzer AG	188	13,279
Swiss Life Holding AG	259	146,862
Swisscom AG	292	172,681
UBS Group AG(1)	14,706	277,502
Vontobel Holding AG	352	27,417
Zurich Insurance Group AG	798	365,464
		3,384,349
United Kingdom — 17.1%
3i Group PLC	14,432	230,796

Admiral Group PLC	2,491	69,741
Anglo American PLC	17,731	873,492
Antofagasta PLC	5,511	102,869
Ashtead Group PLC	3,679	192,769
AstraZeneca PLC, ADR	2,974	197,712
Barclays PLC, ADR(2)	46,985	407,830
BP PLC, ADR	31,712	1,026,517
BT Group PLC	152,937	360,471
Burberry Group PLC	7,051	152,124
Glencore PLC(1)	99,625	657,085
GSK PLC, ADR	566	24,847
Hargreaves Lansdown PLC	4,141	44,666
Howden Joinery Group PLC	12,859	110,599
Intermediate Capital Group PLC	1,406	27,915
Intertek Group PLC	24	1,402
JD Sports Fashion PLC	40,680	62,850
Johnson Matthey PLC	2,103	55,889
Legal & General Group PLC	65,156	213,311
Lloyds Banking Group PLC, ADR	136,435	306,979
M&G PLC	13,679	37,248
Marks & Spencer Group PLC(1)	31,345	59,021
Persimmon PLC	1,148	31,491
Rightmove PLC	18,831	142,595
Rio Tinto PLC, ADR	9,781	718,317
Royal Mail PLC	16,804	65,807
Shell PLC, ADR	18,596	1,101,255
Smith & Nephew PLC, ADR	604	19,769
St. James's Place PLC	10,850	176,953
Taylor Wimpey PLC	858	1,408
Vodafone Group PLC, ADR	33,004	549,187
		8,022,915
TOTAL COMMON STOCKS (Cost $46,154,424)		46,620,121
RIGHTS†
Sweden†
BillerudKorsnas AB(1) (Cost $—)	1,641	1,584
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	47,352	47,352
State Street Navigator Securities Lending Government Money Market Portfolio(3)	363,984	363,984
		411,336
TOTAL SHORT-TERM INVESTMENTS (Cost $411,336)		411,336
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $46,565,760)		47,033,041
OTHER ASSETS AND LIABILITIES — (0.4)%		(169,824)
TOTAL NET ASSETS — 100.0%		$46,863,217

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.0%
Materials	18.1%
Energy	14.7%
Industrials	13.3%
Consumer Discretionary	8.6%
Communication Services	8.3%
Health Care	5.1%
Information Technology	3.6%
Consumer Staples	2.2%
Real Estate	1.4%
Utilities	1.2%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $530,119. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $556,862, which includes securities collateral of $192,878.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	958,786	2,449,515	—
Denmark	214,617	81,877	—
Finland	21,513	466,880	—
France	1,261,509	2,962,219	—
Germany	205,265	4,040,612	—
Hong Kong	8,548	1,162,936	—
Israel	49,267	258,093	—
Italy	305,121	940,037	—
Japan	1,157,456	8,014,816	—
Netherlands	451,707	278,382	—
Norway	342,668	169,990	—
Spain	820,796	573,677	—
Sweden	69,536	806,581	—
Switzerland	1,130,428	2,253,921	—
United Kingdom	4,352,413	3,670,502	—
Other Countries	—	7,140,453	—
Rights	—	1,584	—
Short-Term Investments	411,336	—	—
	11,760,966	35,272,075	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.